Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	¥ 132,391	¥ 101,597
Accounts receivable, net of allowance for doubtful accounts	28,925	20,283
Amounts due from related parties	23,337	238,621
Prepaid expenses and other current assets	50,893	22,891
Total current assets	235,546	383,392
Property and equipment, net	63,763	44,369
Intangible assets, net	41,763	44,856
Goodwill	150,996	40,218
Deferred tax assets	22,322	7,371
Other non-current assets	54,488	15,774
Total assets	568,878	535,980
Current liabilities
Contract liabilities	146,164	163,957
Bank loan	43,219
Borrowings under financing arrangements	40,078	64,140
Accounts payable	8,955	3,655
Accrued expenses and other payables	107,912	44,990
Income tax payables	14,073	5,580
Amounts due to related parties	4,877	72,648
Total current liabilities	365,278	354,970
Deferred revenue	21,465	26,140
Borrowings under financing arrangements	44,178	28,643
Other payables	7,868	13,550
Deferred tax liabilities	11,706	11,933
Total liabilities	¥ 450,495	¥ 435,236